SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, and expenses, and related disclosure of contingent assets and liabilities. On an ongoing basis, we evaluate our estimates, including those related to revenue recognition, bad debts, investments, intangible assets, and income taxes. Our estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Cash Flow Reporting

The Company follows ASC 230, Statement of Cash Flows, for cash flow reporting, classifies cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category, and uses the indirect or reconciliation method (“indirect method”) as defined by ASC 230, Statement of Cash Flows, to report net cash flow from operating activities by adjusting net income to reconcile it to net cash flow from operating activities by removing the effects of (a) all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and (b) all items that are included in net income that do not affect operating cash receipts and payments.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents. There were no cash equivalents as of June 30, 2022, and 2021.

The Company maintains its cash balances at one financial institution that is insured by the Federal Deposit Insurance Corporation. As of June 30, 2022, and December 31, 2021, $319,234 and $502,402, respectively, of the Company’s cash balances were more than federally insured limits.

Accounts Receivable

Accounts receivable consists of invoiced and unpaid product sales. The Company records an allowance for doubtful accounts to allow for any amounts that may not be recoverable, which is based on an analysis of the Company’s prior collection experience, the credit worthiness of our retailer customers, and current economic trends. As of June 30, 2022, and December 31, 2021, our allowance for doubtful accounts was $10,742 and $10,742, respectively, based upon management’s review of accounts receivable.

On October 4, 2016, the Company executed a non-recourse receivables financing agreement with Citibank whereby receivables due to the Company from a retailer customer are assumed by Citibank and paid to the Company, subject to an interest premium derived from the credit worthiness of the retailer customer to Citibank.

Inventory

Inventory is stated at the lower of cost (FIFO: first-in, first-out) or market, and includes finished goods and raw materials. The cost of finished goods includes the cost of packaging supplies, direct and indirect labor, and other indirect manufacturing costs. Inventory impairment is considered quarterly based on the expiration date of the product. As of June 30, 2022, the Company had total inventory of $207,618 consisting of raw materials inventory of $70,100, unfinished goods (packaging) inventory of $41,428, work in process of $53,583, finished goods of $42,507, and no allowance for obsolescence. As of December 31, 2021, the Company had total inventory of $267,861 consisting of raw materials inventory of $65,514, unfinished goods (packaging) inventory of $19,884, and finished goods inventory of $182,463.

Prepaid Expenses

The Company considers all items incurred for future services to be prepaid expenses. As of June 30, 2022, and December 31, 2021, the Company had prepaid expenses for advertising services totaling $0 and $103,114, respectively (Note 3).

Recoverability of Long-Lived Assets

The Company's long-lived assets and other assets are reviewed for impairment in accordance with the guidance of the ASC 350, Intangibles - Goodwill and Other, and ASC 205, Presentation of Financial Statements. The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management's estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. During the six months ended June 30, 2022, and 2021, the Company had not experienced impairment losses on its long-lived assets.

Fair Value of Financial Instruments

The carrying amount reported in the balance sheets for cash, accounts payable, accrued expenses, and short-term notes approximate fair value because of the immediate or short-term maturity of these financial instruments. The Company does not utilize derivative instruments.

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of June 30, 2022. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.

Income Taxes

The Company accounts for income taxes utilizing the liability method of accounting. Under the liability method, deferred taxes are determined based on differences between financial statement and tax bases of assets and liabilities at enacted tax rates in effect in years in which differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts that are expected to be realized (Note 5).

The Company follows ASC 740-10, “Accounting for Uncertainty in Income Taxes” (“ASC 740-10”). This interpretation requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The Company has adopted ASC 740-10, and evaluates its tax positions on an annual basis, and as of December 31, 2021, no additional accrual for income taxes is necessary. The Company’s policy is to recognize both interest and penalties related to unrecognized tax benefits expected to result in payment of cash within one year are classified as accrued liabilities, while those expected beyond one year are classified as other liabilities. The Company has not recorded any interest or penalties since its inception. The Company is required to file income tax returns in the U.S. federal tax jurisdiction and in various state tax jurisdictions and the prior three fiscal years remain open for examination by federal and/or state tax jurisdictions. The Company is currently not under examination by any other tax jurisdictions for any tax year.

Revenue Recognition

We follow a five-step process to recognize revenue.

•	Identify the Contract
•	Identify the Performance Obligation
•	Determine the Transaction Price
•	Allocate the Transaction Price to the Performance Obligation
•	Recognize Revenue upon Satisfying the Performance Obligation

In selling our products to retailer customers, we first receive their purchase orders, which, upon our acceptance, are binding contracts. These purchase orders include two shipping dates along with the price our retailer customers agree to pay us for our products. We consider these two shipping dates to be performance obligations, which must be satisfied prior to our invoicing our retailer customers for their purchase orders. The first date on a purchase order is “ship by” referring to the date we must ship product to a retailer customer from our warehouse.  The second date on a purchase order is “arrive by” referring to the date when product shipped from our warehouse must arrive at a retailer customer’s warehouse. When a retailer customer dispatches its carrier to pick up product pursuant to a purchase order at our warehouse, legal transfer of ownership occurs upon our obtaining a signed bill of lading from our retailer customer’s carrier (FOB Shipping Point). Our policy is to not allow pick-up by our retailer customer’s carrier without obtaining signature on the bill of lading. When we arrange shipment to our retailer customer’s warehouse using our carrier, legal transfer of ownership occurs upon our receipt of delivery confirmation to the retailer’s warehouse, from our carrier (FOB Destination). We consider our performance obligations for the purchase orders we receive from our retailer customers to be satisfied when legal transfer of ownership of product has occurred. Upon legal transfer of ownership, we then invoice our retailer customers in accordance with the price set forth on their purchase orders and recognize revenue.

Prior to issuance of purchase orders, certain of our retailer customers require terms of service (supplier agreements) be negotiated and established. Our supplier agreements with retailers do not commit the retailers to purchase our products and they do not detail the price we have agreed to be paid for our products. While our supplier agreements may detail the discounts (i.e., early payment, volume, etc.) we agreed to, it is only the retailer’s issuance of a purchase order that is a binding contract for delivery of our products to the retailer. The purchase order sets forth the transaction price, including any discounts we have agreed to, and, upon our meeting the performance obligations in the purchase order, it is the binding contract upon which we invoice the retailer and recognize revenue.

Certain of our retailer customers have implemented management policies deriving from their supplier agreements, which can result in an array of supplier penalties, fees, and chargebacks being assessed against us. We dispute such penalties, fees and chargebacks through claims processes administered by our retailer customers and with retailer buyers to the extent of the discretion afforded them. We consider these supplier penalties, fees, and chargebacks to be selling expenses, not a reduction in transaction price. We estimate and reserve for our bad debt exposure based on our retailer customer’s payment and collectability history, the aging of their accounts receivables, and our history in resolving claims in our favor.

Certain of our retailer customers offer optional marketing incentive programs such as participation in flyers, coupons or rebates, or the ability for us to implement such programs. We consider these expenses to be a reduction in transaction price. We have not yet participated in these programs but plan to do so in the future.

In selling our products to end-user customers, we first receive payment and then legal transfer of ownership occurs upon delivery of our products to end-user customers by our designated carrier (FOB Destination). We consider this to be fulfillment activity, and not promised services creating a performance obligation, and we recognize revenue upon receipt of payment.

The Company had total fully diluted shares of common stock (potential dilutive securities outstanding plus issued securities outstanding) of 17,628,632 and 19,428,632 as of June 30, 2022, and 2021, respectively.

The Company pays dividends to its holders of preferred stock and computes net loss/income per common share attributable (available) to its holders of common stock as a separate line item in its statements of operations.

Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation.

Recently Issued Accounting Standards

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. This ASU (1) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (2) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (3) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method.

In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. For SEC filers, excluding smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. For all other entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Entities should adopt the guidance as of the beginning of the fiscal year of adoption and cannot adopt the guidance in an interim reporting period. The Company is currently evaluating the impact that ASU 2020-06 may have on its financial statements and related disclosures.

During the six months ended June 30, 2022, there were several new accounting pronouncements issued by the FASB. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s financial statements.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, and expenses, and related disclosure of contingent assets and liabilities. On an ongoing basis, we evaluate our estimates, including those related to revenue recognition, bad debts, investments, intangible assets, and income taxes. Our estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Cash Flow Reporting

The Company follows ASC 230, Statement of Cash Flows, for cash flow reporting, classifies cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category, and uses the indirect or reconciliation method (“indirect method”) as defined by ASC 230, Statement of Cash Flows, to report net cash flow from operating activities by adjusting net income to reconcile it to net cash flow from operating activities by removing the effects of (a) all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and (b) all items that are included in net income that do not affect operating cash receipts and payments.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents. There were no cash equivalents at December 31, 2021, and 2020.

The Company maintains its cash balances at one financial institution that is insured by the Federal Deposit Insurance Corporation. At December 31, 2021, and 2020, $502,402 and $-0-, respectively, of the Company’s cash balances were in excess of federally insured limits.

Accounts Receivable

Accounts receivable consists of invoiced and unpaid product sales. The Company records an allowance for doubtful accounts to allow for any amounts that may not be recoverable, which is based on an analysis of the Company’s prior collection experience, the credit worthiness of our retailer customers, and current economic trends. At December 31, 2021, and 2020, our allowance for doubtful accounts was $10,742 and $742 respectively, based upon management’s review of accounts receivable.

On October 4, 2016, the Company executed a non-recourse receivables financing agreement with Citibank whereby receivables due to the Company from a retailer customer are assumed by Citibank and paid to the Company, subject to an interest premium derived from the credit worthiness of the retailer customer to Citibank.

Inventory

Inventory is stated at the lower of cost (FIFO: first-in, first-out) or market, and includes finished goods and raw materials. The cost of finished goods includes the cost of packaging supplies, direct and indirect labor, and other indirect manufacturing costs. Inventory impairment is considered quarterly based on the expiration date of the product. At December 31, 2021, the Company had total inventory of $267,861 consisting of raw materials inventory of $65,514, unfinished goods (packaging) inventory of $19,884, and finished goods inventory of $182,463. At December 31, 2020, the Company had total inventory of $254,122 consisting of raw materials inventory of $25,660, unfinished goods (packaging) inventory of $9,372, finished goods of $219,090, and no allowance for obsolescence.

Prepaid Expenses

The Company considers all items incurred for future services to be prepaid expenses. At December 31, 2021, and 2020 the Company had prepaid expenses for advertising services (Note 3).

Recoverability of Long-Lived Assets

The Company's long-lived assets and other assets are reviewed for impairment in accordance with the guidance of the ASC 350, Intangibles - Goodwill and Other, and ASC 205, Presentation of Financial Statements. The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management's estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. During the years ended December 31, 2021, and 2020, the Company had not experienced impairment losses on its long-lived assets.

Fair Value of Financial Instruments

The carrying amount reported in the balance sheets for cash, accounts payable, accrued expenses, and short-term notes approximate fair value because of the immediate or short-term maturity of these financial instruments. The Company does not utilize derivative instruments.

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2021. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.

Income Taxes

The Company accounts for income taxes utilizing the liability method of accounting. Under the liability method, deferred taxes are determined based on differences between financial statement and tax bases of assets and liabilities at enacted tax rates in effect in years in which differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts that are expected to be realized (Note 5).

The Company follows ASC 740-10, “Accounting for Uncertainty in Income Taxes” (“ASC 740-10”). This interpretation requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The Company has adopted ASC 740-10, and evaluates its tax positions on an annual basis, and as of December 31, 2021, no additional accrual for income taxes is necessary. The Company’s policy is to recognize both interest and penalties related to unrecognized tax benefits expected to result in payment of cash within one year are classified as accrued liabilities, while those expected beyond one year are classified as other liabilities. The Company has not recorded any interest or penalties since its inception. The Company is required to file income tax returns in the U.S. federal tax jurisdiction and in various state tax jurisdictions and the prior three fiscal years remain open for examination by federal and/or state tax jurisdictions. The Company is currently not under examination by any other tax jurisdictions for any tax year.

Revenue Recognition

We follow a five-step process to recognize revenue.

•         Identify the Contract

•         Identify the Performance Obligation

•         Determine the Transaction Price

•         Allocate the Transaction Price to the Performance Obligation

•         Recognize Revenue upon Satisfying the Performance Obligation

In selling our products to retailer customers, we first receive their purchase orders, which, upon our acceptance, are binding contracts. These purchase orders include two shipping dates along with the price our retailer customers agree to pay us for our products. We consider these two shipping dates to be performance obligations, which must be satisfied prior to our invoicing our retailer customers for their purchase orders. The first date on a purchase order is “ship by” referring to the date we must ship product to a retailer customer from our warehouse.  The second date on a purchase order is “arrive by” referring to the date when product shipped from our warehouse must arrive at a retailer customer’s warehouse. When a retailer customer dispatches its carrier to pick up product pursuant to a purchase order at our warehouse, legal transfer of ownership occurs upon our obtaining a signed bill of lading from our retailer customer’s carrier (FOB Shipping Point). Our policy is to not allow pick-up by our retailer customer’s carrier without obtaining signature on the bill of lading. When we arrange shipment to our retailer customer’s warehouse using our carrier, legal transfer of ownership occurs upon our receipt of delivery confirmation to the retailer’s warehouse, from our carrier (FOB Destination). We consider our performance obligations for the purchase orders we receive from our retailer customers to be satisfied when legal transfer of ownership of product has occurred. Upon legal transfer of ownership, we then invoice our retailer customers in accordance with the price set forth on their purchase orders and recognize revenue.

Prior to issuance of purchase orders, certain of our retailer customers require terms of service (supplier agreements) be negotiated and established. Our supplier agreements with retailers do not commit the retailers to purchase our products and they do not detail the price we have agreed to be paid for our products. While our supplier agreements may detail the discounts (i.e., early payment, volume, etc.) we agreed to, it is only the retailer’s issuance of a purchase order that is a binding contract for delivery of our products to the retailer. The purchase order sets forth the transaction price, including any discounts we have agreed to, and, upon our meeting the performance obligations in the purchase order, it is the binding contract upon which we invoice the retailer and recognize revenue.

Certain of our retailer customers have implemented management policies deriving from their supplier agreements, which can result in an array of supplier penalties, fees, and chargebacks being assessed against us. We dispute such penalties, fees and chargebacks through claims processes administered by our retailer customers and with retailer buyers to the extent of the discretion afforded them. We consider these supplier penalties, fees, and chargebacks to be selling expenses, not a reduction in transaction price.  We estimate and reserve for our bad debt exposure based on our retailer customer’s payment and collectability history, the aging of their accounts receivables, and our history in resolving claims in our favor.

Certain of our retailer customers offer optional marketing incentive programs such as participation in flyers, coupons or rebates, or the ability for us to implement such programs. We consider these expenses to be a reduction in transaction price. We have not yet participated in these programs but plan to do so in the future.

In selling our products to end-user customers, we first receive payment and then legal transfer of ownership occurs upon delivery of our products to end-user customers by our designated carrier (FOB Destination). We consider this to be fulfillment activity, and not promised services creating a performance obligation, and we recognize revenue upon receipt of payment.

When we sell our products to end-user customers our terms are final sale. However, in the case of sales to end-user customers via an online retailer, we are the seller (not a supplier to the online retailer) and fulfillment/customer service is provided by the online retailer as our agent. The online retailer’s refund policy is 30 days.  To continue selling via the online retailer, we must accept this refund policy. We account for these refunds as a reduction in transaction price by recording revenue generated at the online retailer, net of refunds.

We have utilized end-user customer marketing incentive programs and have accounted for these incentives as a reduction in transaction price in accordance with ASC 606-10-32-25.

Advertising Expense

We promote our products and our company with television, radio, and digital advertising. We classify the costs to produce and schedule our advertising as advertising expenses. Advertising expenses are recorded in “Selling and marketing” in the accompanying statements of operations. We recorded advertising expenses of $397,619 and $127,952 for the years ended December 31, 2021, and 2020, respectively. During these periods, our advertising expenses consisted of payments to schedule advertising and well as payments for production of advertising. We pay for our advertising with cash and the issuance of restricted shares of common stock. We value the issuance of common stock to pay for advertising based upon the closing quotation of our stock price on the day we consummate the advertising contract. Because our stock is illiquid and our stock price can be volatile as a result, our advertising expense may be highly variable between comparative periods. We amortize the value of the advertising contract as we use the advertising services.

Share Based Compensation

The Company may issue restricted stock to officers, directors, or employees for their services. The Company measures compensation cost for all employee stock-based awards at their fair values on the date of grant. Stock-based awards issued to non-employees are measured at their fair values on the date of grant and are re-measured at each reporting period through their vesting dates, as applicable. The fair value of stock-based awards is recognized as expense over the service period, net of estimated forfeitures, using the straight-line method.

Basic and Diluted Earnings/Loss per Common Share

Earnings per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. EPS is computed pursuant to Section 260-10-45 of the FASB Accounting Standards Codification. Pursuant to ASC Paragraphs 260-10-45-10 through 260-10-45-16, basic EPS shall be computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from income from continuing operations (if that amount appears in the income statement) and also from net income. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through preferred stock conversion, stock options, or warrants. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for periods presented.

The following table shows the outstanding dilutive common shares excluded from the diluted net income (loss) per share calculation as they were anti-dilutive:

	Potential Additional Shares of Common Stock:
Potential Dilutive Securities:	2021	2020
Preferred stock	3,780,002	4,633,336
Warrants	1,800,000	1,800,000
Convertible debt	-	10,196,091
Total	5,580,002	16,629,427

The Company had total fully diluted shares of common stock (potential dilutive securities outstanding plus issued securities outstanding) of 19,428,632 and 28,257,376 at December 31, 2021, and 2020, respectively.

The Company pays dividends to its holders of preferred stock and computes net loss/income per common share attributable (available) to its holders of common stock as a separate line item in its statements of operations.

Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation.

Recently Issued Accounting Standards

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. This ASU (1) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (2) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (3) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method.

In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. For SEC filers, excluding smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. For all other entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Entities should adopt the guidance as of the beginning of the fiscal year of adoption and cannot adopt the guidance in an interim reporting period. The Company is currently evaluating the impact that ASU 2020-06 may have on its financial statements and related disclosures.

During the year ended December 31, 2021, there were several new accounting pronouncements issued by the FASB. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s financial statements.